Fees Summary	Nov. 14, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $1,702,000.00.
Narrative - Max Aggregate Offering Price	$ 1,702,000.00